Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 23, 2018
Document Effective Date	Mar. 30, 2018
Prospectus Date	Mar. 30, 2018
Gerstein Fisher Multi-Factor® Growth Equity Fund | Gerstein Fisher Multi-Factor Growth Equity Fund
Prospectus:
Trading Symbol	GFMGX
Gerstein Fisher Multi-Factor® International Growth Equity Fund | Gerstein Fisher Multi-Factor International Growth Equity Fund
Prospectus:
Trading Symbol	GFIGX
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund | Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Prospectus:
Trading Symbol	GFMRX